Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2026
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance of our Company for each of the last three completed fiscal years. In determining the “compensation actually paid” to our named executive officers (“NEOs”, including our principal executive officer (“PEO”), we are required to make various adjustments to amounts that have previously been reported in the Summary Compensation Table in previous years, as the SEC’s calculation method for this section differs from those required in the Summary Compensation Table.

Pay Versus Performance Table

The table below presents information on the compensation of our NEOs in comparison to certain performance metrics for 2026, 2025 and 2024. The metrics are not those that the Compensation Committee of our Board uses when setting executive compensation. The use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules. Neither CAP nor the total amount reported in the Summary Compensation Table reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting the Summary Compensation Table total values for the applicable years.

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (4)	Average Compensation Actually Paid to non-PEO Named Executive Officers (5)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (6)	Net Income (Loss) (7)
2026	$15,824,495	$24,396,816	$2,914,870	$5,308,824	$642.91	$(20,545,563)
2025	$778,665	$1,353,875	$437,401	$687,122	$137.80	$(14,873,182)
2024	$478,042	$460,891	$292,537	$281,177	$49.21	$(8,007,346)

(1)	Data presented for our last three fiscal years in compliance with Item 402(v)(8).

(2)	Represents total compensation to Shmuel Rubin, who served as our Chief Executive Officer and sole PEO during 2026, 2025 and 2024.

(3)

The dollar amounts reported in this column represent the average amount of “compensation actually paid” to Mr. Rubin, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to Mr. Rubin during the applicable year. The following adjustments were made to Mr. Rubin’s total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations:

PEO Total Compensation Amount	$ 15,824,495	$ 778,665	$ 478,042
PEO Actually Paid Compensation Amount	$ 24,396,816	1,353,875	460,891
Adjustment To PEO Compensation, Footnote

	Fiscal Year
Adjustments to Determine CAP for PEO	2026	2025	2024
Average Total from Summary Compensation Table	$15,824,495	$778,665	$478,042
(-) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(15,088,943)	(85,790)	(82,490)
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	22,182,460	423,761	75,265
(+) / (-) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	943,215	173,733	(13,614)
(+) / (-) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	535,589	63,506	3,688
Compensation Actually Paid	$24,396,816	$1,353,875	$460,891

Non-PEO NEO Average Total Compensation Amount	$ 2,914,870	437,401	292,537
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,308,824	687,122	281,177
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Represents the total compensation to Albert Miranda, who served as our Chief Financial Officer and sole Non-PEO named executive officer during 2026, 2025 and 2024.

(5)

The dollar amounts reported in this column represent the average amount of “compensation actually paid” to Mr. Miranda, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to Mr. Miranda during the applicable year. The following adjustments were made to the Non-PEO NEO total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations:

	Fiscal Year
Adjustments to Determine CAP for non-PEO NEO	2026	2025	2024
Average Total from Summary Compensation Table	$2,914,870	$437,401	$292,537
(-) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,488,565)	(37,245)	(35,813)
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	4,240,512	183,970	32,676
(+) / (-) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	409,484	75,424	(5,911)
(+) / (-) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	232,523	27,572	(2,312)
Compensation Actually Paid	$5,308,824	$687,122	$281,177

(6)

As we have not paid dividends, cumulative total shareholder return (“TSR”) is calculated by dividing $100 by the last closing price in fiscal year 2026, 2025 and 2024, respectively, to obtain a number of shares, and multiplying that number of shares by the closing price on the last trading day of the relevant measurement period.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Disclosure to Pay Versus Performance Table

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Compensation Actually Paid and Cumulative TSR

The following chart sets forth the relationship between compensation actually paid to the PEO and the NEO, compared to our cumulative TSR for each the years presented:

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between compensation actually paid to the PEO and the NEO, compared to our net loss reported in our most recent 10-K filings for each of the years presented:

Total Shareholder Return Amount	$ 642.91	137.8	49.21
Net Income (Loss)	(20,545,563)	(14,873,182)	(8,007,346)
PEO Name				Shmuel Rubin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,088,943)	(85,790)	(82,490)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,182,460	423,761	75,265
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	943,215	173,733	(13,614)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	535,589	63,506	3,688
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,488,565)	(37,245)	(35,813)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,240,512	183,970	32,676
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	409,484	75,424	(5,911)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 232,523	$ 27,572	$ (2,312)